SUMMARY OF CARRYING VALUE OF CONVERTIBLE DEBT (Details) (Parenthetical)		1 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 05, 2021 USD ($) shares	Jan. 31, 2018	Jul. 31, 2017	Mar. 31, 2021 shares	Nov. 30, 2017 USD ($)	Dec. 31, 2020 d	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Conversion of common stock | shares				181,250
Two Stockholders [Member] | Convertible Promissory Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument, interest rate, stated percentage			6.00%			6.00%
Debt instrument maturity date			Jan. 15, 2018			Dec. 31, 2019
Debt maturity description		The Notes bear simple interest at 6% unless the Company defaults, which increases the interest rate to 10%. The Holders, at their option, can elect to convert the principal plus any accrued interest, into shares of the Company’s common stock at a conversion rate equal to eighty percent (80%) of the average closing share price as quoted on the OTC Markets for the five (5) trading days prior to the date of conversion. There are two notes that had a maturity date of June 30, 2019, with the remaining notes having a maturity date of December 31, 2019. These notes had not been extended and were in default until June 30, 2021, when the note holders agreed to extend the debt until October 31, 2021, with no other changes to the notes. The Company has classified these notes as current liabilities. The Company had accrued the default interest on the two notes from July 1, 2019 through March 4, 2021. On March 5, 2021, the Company converted $156,250 in convertible notes which includes the excess of the fair value of shares issuable over the face value of the convertible notes along with $31,046 in accrued interest into 23,412 shares of common stock.
Debt interest rate increases during the period						10.00%
Debt trading days | d						5
Unrelated Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument, face value								$ 68,077
Four Related Parties [Member] | Convertible Promissory Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from convertible debt - related parties					$ 100,000
Related Parties [Member] | Convertible Promissory Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from convertible debt - related parties					$ 70,000
Related Parties [Member] | Convertible Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance of conversion in excess of fair value	$ 156,250
Accrued Interest	$ 31,046
Conversion of common stock | shares	23,412
Satinder Thiara and Dharam V Sikka [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from convertible debt - related parties							$ 25,000
Debt maturity description							initially maturing on December 31, 2018, which has been extended to March 31, 2019 and then again to December 31, 2019